Senior Subordinated Convertible Promissory Note (‘SSCPN’) (Tables)	12 Months Ended
Mar. 31, 2024
Senior Subordinated Convertible Promissory Note (‘SSCPN’) [Abstract]
Schedule of SSCPN Payable Fair Value Option	The following is a summary of the Company’s SSCPN payable for which it elected the fair value option as of March 31, 2024 and March 31, 2023:
	Fair Value Outstanding
As at	March 31, 2024	March 31, 2023
SSCPN	$-	$17,422,132
Warrants issued against SSCPN	-	14,373,856
Total	-	31,795,988